Consolidated Statements of Cash Flows (continuing and discontinued operations) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash Flows provided by / (used in) Operating Activities:
Net income / (loss)	$ 36,300	$ (9,706)	$ 3,777
Adjustments to reconcile net income / (loss) to net cash provided by / (used in) operating activities:
Depreciation and amortization of deferred charges (Notes 3 and 6)	9,281	7,472	5,898
Amortization of deferred financing costs (Note 11)	402	143	325
Amortization of prepaid charter revenue	(54)	0	0
Impairment losses	0	0	339
Gain on vessel's sale (Note 6)	(9,543)	0	0
Gain on vessels' sale			(319)
Gain from property sale	0	(137)	0
Compensation cost on restricted stock and stock option awards (Note 10)	107	268	1,916
Actuarial gain / (loss)	68	(10)	(61)
(Increase) / Decrease in:
Accounts receivable	(5,318)	(196)	1,072
Deferred voyage expenses	38	17	(6)
Inventories	1,249	(2,305)	866
Prepaid expenses and other assets	(854)	(319)	20
Right of use asset under operating leases	(79)	100	6
Other non-current assets	189	(261)	0
Increase / (Decrease) in:
Accounts payable, trade and other	(293)	3,233	(293)
Due to related parties	208	59	60
Accrued liabilities	1,592	84	(523)
Deferred revenue	1,378	0	0
Other liabilities, non-current	(106)	11	105
Lease liabilities under operating leases	79	(100)	(6)
Drydock costs	(797)	(1,476)	0
Net Cash provided by / (used in) Operating Activities	33,847	(3,123)	13,176
Cash Flows used in Investing Activities:
Vessel acquisitions and other vessels' costs (Note 6)	(143,440)	0	(63,386)
Proceeds from sale of vessels, net of expenses	32,626	0	23,464
Proceeds from sale of property, net of expenses	0	1,015	0
Payments for vessels' improvements (Note 6)	(2,109)	(1,777)	0
Property and equipment additions	(27)	(8)	(224)
Net Cash used in Investing Activities	(112,950)	(770)	(40,146)
Cash Flows provided by / (used in) Financing Activities:
Proceeds from related party loans (Note 5)	5,000	0	0
Proceeds from long-term bank debt (Note 8)	108,633	0	34,800
Repayments of related party loans (Note 5)	(70)	0	0
Repayments of long-term bank debt (Note 8)	(30,327)	(7,911)	(9,181)
Issuance of units, common stock and warrants, net of issuance costs (Note 10)	26,104	0	0
Common shares re-purchase and retirement, including expenses	0	0	(656)
Repurchase of Series C preferred shares, including expenses	0	0	(1,515)
Repurchase of Series B preferred shares	0	0	(400)
Issuance of common stock under ATM program, net of issuance costs (Note 10)	1,788	0	0
Payments of equity issuance and financing costs (Notes 5 and 8)	(932)	0	(561)
Cash dividends (Note 12)	(941)	0	(502)
Net Cash provided by / (used in) Financing Activities	109,255	(7,911)	21,985
Net increase / (decrease) in cash, cash equivalents and restricted cash	30,152	(11,804)	(4,985)
Cash, cash equivalents and restricted cash at beginning of the year	9,574	21,378	26,363
Cash, cash equivalents and restricted cash at end of the year	39,726	9,574	21,378
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at the end of the year	38,726	9,574	21,378
Restricted cash at the end of the year	1,000	0	0
Cash, cash equivalents and restricted cash at end of the year	39,726	9,574	21,378
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash extinguishment of a related party debt through the issuance of Series C preferred shares (Note 10)	4,930	0	0
Non-cash investing activities	64	999	0
Interest payments	$ 3,123	$ 1,608	$ 1,655